Credit Risk - Disclosure of Borrower Profile (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 184,317	£ 174,712
Percentage of residential mortgage loans	100.00%	100.00%
New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 34,127	£ 32,013
Percentage of residential mortgage loans	100.00%	100.00%
Home movers | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 76,357	£ 74,657
Percentage of residential mortgage loans	41.00%	42.00%
Home movers | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 12,221	£ 13,537
Percentage of residential mortgage loans	36.00%	43.00%
Remortgagers | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 53,190	£ 50,645
Percentage of residential mortgage loans	29.00%	29.00%
Remortgagers | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 10,644	£ 8,031
Percentage of residential mortgage loans	31.00%	25.00%
First-time buyers | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 37,971	£ 34,517
Percentage of residential mortgage loans	21.00%	20.00%
First-time buyers | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 8,129	£ 6,206
Percentage of residential mortgage loans	24.00%	19.00%
Buy-to-let | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 16,799	£ 14,893
Percentage of residential mortgage loans	9.00%	9.00%
Buy-to-let | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 3,133	£ 4,239
Percentage of residential mortgage loans	9.00%	13.00%